Intangible Assets	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

5. Intangible assets

The Company’s intangible assets consisted of the following:

	June 30, 2024	December 31, 2023
Brands	$165,583	$168,508
Software development costs	909,615	880,764
Customer relationships	1,528,857	1,541,507
Computer software	40,846	39,311
Gross carrying value	$2,644,901	2,630,090

Brands	107,620	101,197
Software development costs	624,667	578,383
Customer relationships	816,464	756,463
Computer software	33,269	30,112
Accumulated amortization	$1,582,020	$1,466,155
Intangible assets, net	$1,062,881	$1,163,935

Amortization expense on intangible assets for the three months ended June 30, 2024 and 2023, was $66,786 and $65,025, respectively. Amortization expense on intangible assets for the six months ended June 30, 2024 and 2023, was $133,165 and $127,157, respectively. The increase in gross intangible assets during the six months ended June 30, 2024, mainly relates to software development costs.

The Company performs an impairment analysis on intangible assets with finite lives when events and circumstances have occurred that would indicate the carrying amount of intangible assets may not be recoverable. No such events and circumstances were identified during the three and six months ended June 30, 2024 and 2023. For the three and six months ended June 30, 2024 impairment expenses of $23 and $676, respectively, was recognized related to software development costs which had no future economic benefit. For the three and six months ended June 30, 2023 impairment expenses of $193 and $275, respectively, was recognized related to software development costs.